LIABILITIES IN RESPECT OF GOVERNMENT GRANTS	6 Months Ended
Jun. 30, 2024
Disclosure Of Liabilities In Respect Of Government Grants [Abstract]
LIABILITIES IN RESPECT OF GOVERNMENT GRANTS
NOTE 5: -     LIABILITIES IN RESPECT OF GOVERNMENT GRANTS

	June 30, 2024	December 31, 2023
	Unaudited	Audited

Balance at January 1,	$4,814	$4,744
Grants received or to be received	74	66
Royalties paid	(142)	(73)
Amounts recorded in profit or loss	182	77

	$4,928	$4,814

The Company received research and development grants from the Israel Innovation Authority (“IIA”) and undertook to pay royalties of 3%-4% of revenues derived from research and development projects that were financed by the IIA, of up to 100% of the grants received (including accrued interest). As of June 30, 2024, the Company had received accumulative grants amounting to $9,223 (including accrued interest), of which $3,741 were repaid to date.